Cash, Cash Equivalents and Restricted Cash	12 Months Ended
Dec. 31, 2023
Cash, Cash Equivalents and Restricted Cash [Abstract]
CASH, CASH EQUIVALENTS AND RESTRICTED CASH

NOTE 3 – CASH, CASH EQUIVALENTS AND RESTRICTED CASH

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the consolidated balance sheet, including location of amounts reported in the accompanying consolidated balance sheets, that sum to the total of the same such amounts shown in the statement of cash flows.

	December 31,
(in thousands)	2023	2022

Cash held in banks	$813	$2,123
Bank deposits in U.S.$ with original maturities of three months or less (annual average interest rate 2022 - 3.95%)	-	47,822
Total cash and cash equivalents	813	49,945
Restricted cash – current – Prepaid expenses and other receivables	113	113
Restricted cash – noncurrent – Other assets	300	299
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$1,226	$50,357